Schedule of cost of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total cost of revenues	$ 2,864,383	$ 2,894,296	$ 3,308,536
Property Management Services Common Area Management [Member]
Product Information [Line Items]
Total cost of revenues	1,983,009	2,210,703	2,461,981
Property Management Services Security Management [Member]
Product Information [Line Items]
Total cost of revenues	$ 881,374	$ 683,593	$ 846,555